Loans and borrowings (Details 5) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	₨ 609	₨ 693
Interest	214	282
Future minimum lease payments	823	975
Not later than one year
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	60	63
Interest	49	57
Future minimum lease payments	109	120
Between one and five years
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	264	257
Interest	127	159
Future minimum lease payments	391	416
More than five years
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	285	373
Interest	38	66
Future minimum lease payments	₨ 323	₨ 439